FRANKLIN ASSET
ALLOCATION FUND

ANNUAL REPORT

DECEMBER 31, 1998



SHAREHOLDER LETTER

Your Fund's Goal: Franklin Asset Allocation Fund seeks to provide total return through investment in common stocks, investment grade corporate and U.S. government bonds, short-term money market instruments, securities of foreign issuers and real estate securities.

Dear Shareholder:

We are pleased to bring you this annual report of the Franklin Asset Allocation Fund for the 12 months ended December 31, 1998. During the first quarter of 1998, U.S. gross domestic product (GDP) increased at an annualized rate of 5.5%. After that, however, the manufacturing sector was hurt by the Asian currency crisis during the second, third and fourth quarters, and GDP rose 1.8%, 3.7% and 5.6% respectively. The U.S. stock market performed well through July, but declined precipitously in August. Responding to the slowing economy and benign inflation, the Federal Reserve Board (the Fed) lowered interest rates in September, October and November. Following the Fed's action, the U.S. equity market rebounded, and the Standard and Poor's(R) 500 (S&P 500(R)) Stock Index ended the year with a return of +28.58%.(1) Within this environment, Franklin Asset Allocation Fund (which has had only one negative return in the last sixteen years) delivered a +13.54% one-year total return as shown in the Performance Summary on page 5. Largely

(1) Source: Standard & Poor's Micropal. Indices are unmanaged and include reinvested dividends and interest. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.


CONTENTS

Shareholder Letter .........  1

Performance Summary ........  5

Financial Highlights &
Statement of Investments ...  7

Financial Statements ....... 12

Notes to
Financial Statements ....... 15

Independent
Auditors' Report ........... 19

Tax Information ............ 20

              [FUND CATEGORY GRAPHIC]

ASSET ALLOCATION
Based on Total Net Assets
12/31/98

[ASSET ALLOCATION PIE CHART]

GRAPHIC MATERIAL (1)

This chart shows in pie format the asset allocation breakdown of securities in Franklin Asset Allocation Fund on December 31, 1998, based on total net assets.

                 Stocks ....................   67.2%

                 Fixed-Income
                 Securities ................   17.9%

                 Short-Term
                 Investments and
                 Other Net Assets ..........   14.9%

because of its asset allocation among equities as well as bonds and cash, it outperformed the Lehman Brothers Government/Corporate (LB Gov't/Corp.) Bond Index which posted a total return of only +9.47%.(1)

During the reporting period, we actively shifted assets among stocks, bonds and cash. For example, in late spring and early summer we began increasing our weighting in fixed-income securities to insulate the fund from stock market volatility. When the Fed lowered the discount rate in October, we expected a positive response in the stock market and began moving the fund's assets back into equities. By the end of the reporting period, we suspected that many stocks were overvalued, and decreased our equity weighting in favor of bonds and cash. On December 31, 1998, 67.2% of the fund's total net assets were in equities, 17.9% were in fixed-income securities and 14.9% were in short-term investments and other net assets.

The fund's performance benefited from the rise in value of many of our technology stocks during the reporting period. Shares of Cisco Systems Inc., one of our largest holdings, appreciated 149.7% during the year. The fund also profited when we sold our position in Tellabs Inc. after the failure of its proposed merger with Ciena Corp. Taking advantage of market volatility, we established a position in Ascend Communications Inc. at what we believed to be a reasonable price. In our opinion, Ascend, like many other technology companies, has strong growth potential.

At the beginning of the reporting period, we continued to lower our exposure to sectors such as energy and basic materials, which had been adversely affected by economic turmoil in Asia. But seeking to profit from lower U.S. interest rates, we boosted the fund's financial services weighting. Because we believed its merger with NationsBank would result in economies of scale, we increased our holdings of BankAmerica Corp. We also initiated positions in American International Group Inc., one of the world's largest property and casualty insurance providers, and Fannie Mae, the main source of U.S. residential mortgage funds and a beneficiary of refinancing activity induced by lower interest rates. Within the consumer cyclicals sector, we focused on the general merchandising retail industry. We maintained positions in leading companies and our shares of Costco Companies Inc., Wal-Mart Stores Inc. and Dayton Hudson Corp. appreciated 61.8%, 106.5% and 60.7%, respectively, during the fiscal year.

Looking forward, we believe that 1999 probably will be a year of transition for the U.S. economy. We expect this to cause continued volatility in equity markets, creating an excellent opportunity for the fund to exercise its flexibility in shifting between asset types, market sectors and industry groups.

GRAPHIC MATERIAL (2)

This table shows the top 10 sectors represented in Franklin Asset Allocation Fund on December 31, 1998, based on total net assets.

Top 10 Sectors
12/31/98

                                % of Total
Sector                          Net Assets
------                          ----------
Electronic Technology              12.9%
Finance ..............              8.3%
Telecommunications ...              8.3%
Health Technology ....              5.8%
Utilities ............              5.8%
Consumer Non-Durables               5.0%
Retail Trade .........              4.6%
Consumer Services ....              3.1%
Energy Minerals ......              2.7%
Producer Manufacturing              2.7%

GRAPHIC MATERIAL (3)

This table lists the top 10 equity holdings, including industry, of Franklin Asset Allocation Fund as of December 31, 1998, based on total net assets.

Top 10 Equity Holdings
12/31/98

                                                           % of Total
Company/Industry                                           Net Assets
The Time Warner Inc./ Consumer Services                       2.29%
Philip Morris Cos. Inc./ Consumer Non-Durables                1.98%
Symbol Technologies Inc./ Electronic Technology               1.96%
Cisco Systems Inc./ Electronic Technology                     1.93%
Swisscom AG/ Utilities and Telecommunications                 1.89%
Equant NV, N.Y. shs./ Technology Services                     1.89%
IMS Health Inc./ Health Services                              1.74%
Motorola Inc./ Electronic Technology                          1.69%
BankAmerica Corp./ Finance                                    1.67%
Genzyme Corp., General Division/ Health Technology            1.61%

This discussion reflects our views and opinions as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may lead to a better understanding of how we pursue our investment goal.

We appreciate your participation in Franklin Asset Allocation Fund and welcome your comments and suggestions.

Sincerely,

/s/ Lisa A. Costa
-----------------
Lisa A. Costa
Portfolio Manager
Franklin Asset Allocation Fund

PERFORMANCE SUMMARY AS OF 12/31/98

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (1/1/98 - 12/31/98)

  CLASS I                            CHANGE       12/31/98  12/31/97
  ------------------------------------------------------------------
  Net Asset Value                    +$0.91         $9.96     $9.05

                                      Distributions
                                      ------------------------------
  Dividend Income                     $0.1850
  Long-term Capital Gain              $0.1078
  Short-term Capital Gain             $0.0058
       TOTAL                          $0.2986


Performance

                                                         SINCE
                                                       OBJECTIVE
                                                        CHANGE
  Class I                           1-Year    5-Year    (5/1/91)    10-Year
  --------------------------------------------------------------------------
  Cumulative Total Return(1)       +13.54%    +88.00%    +173.18%    +225.97%
  Average Annual Total Return(2)    +7.03%    +12.12%     +13.12%     +11.88%
  Value of $10,000 Investment(3)  $10,703    $17,718     $25,730     $30,736

  30-Day Standardized Yield(4)                 +1.07%

                   12/31/94  12/31/95   12/31/96   12/31/97   12/31/98
  --------------------------------------------------------------------
  One Year
  Total Return(5)   +0.48%   +21.79%    +17.41%    +15.24%     +13.54%

Franklin Asset Allocation Fund paid distributions derived from long-term capital gains totaling 10.78 cents ($0.1078) per share in July and December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

 Past performance is not predictive of future results.

CLASS I:

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge, thus actual returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 Plan, which affects subsequent performance.

Name and objective changed in August 1996 and May 1991. Formerly Franklin Premier Return Fund and Franklin Option Fund, respectively.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current applicable, maximum sales charge(s) for that class.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1998.

5. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the sales charges.

AVERAGE ANNUAL TOTAL RETURN
12/31/98
Class 1
---------------------------------
1-Year                      +7.03%
5-Year                     +12.12%
Since Objective
Change (5/1/91)            +13.12%
10-Year                    +11.88%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indices differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, fund expenses, account fees, and reinvested distributions. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index
(CPI).

CLASS I Since Objective Change (5/1/91-12/31/98)
[LINE GRAPH]

GRAPHIC MATERIAL (4)

The following line graph compares the performance of Franklin Asset Allocation Fund with the Standard and Poor's(R) 500 (S&P 500(R)) Index, the Lehman Brothers Government/Corporate (LB Gov't/Corp.) Bond Index, and the Consumer Price Index
(CPI) based on a $10,000 investment from 5/1/91 to 12/31/98. *Source: Standard and Poor's Micropal.


     DATE         FRANKLIN ASSET       S&P 500     LB GOV'T/CORP      CPI
                  ALLOCATION FUND                   BOND INDEX
-------------------------------------------------------------------------------
    5/1/91            $9,419           $10,000        $10,000       $10,000
    5/31/91           $9,840           $10,431        $10,047       $10,030
    6/30/91           $9,458           $9,953         $10,036       $10,059
    7/31/91           $9,661           $10,417        $10,162       $10,074
    8/31/91           $9,823           $10,664        $10,396       $10,103
    9/30/91           $9,827           $10,486        $10,613       $10,148
   10/31/91           $9,971           $10,626        $10,708       $10,163
   11/30/91           $9,559           $10,198        $10,815       $10,193
   12/31/91           $10,116          $11,365        $11,179       $10,200
    1/31/92           $10,365          $11,153        $11,014       $10,215
    2/29/92           $10,655          $11,297        $11,072       $10,252
    3/31/92           $10,595          $11,077        $11,011       $10,304
    4/30/92           $10,846          $11,403        $11,078       $10,318
    5/31/92           $10,804          $11,459        $11,292       $10,333
    6/30/92           $10,678          $11,288        $11,458       $10,370
    7/31/92           $10,888          $11,749        $11,752       $10,392
    8/31/92           $10,657          $11,509        $11,856       $10,421
    9/30/92           $10,911          $11,643        $12,018       $10,450
   10/31/92           $10,763          $11,683        $11,834       $10,487
   11/30/92           $11,166          $12,080        $11,823       $10,501
   12/31/92           $11,548          $12,229        $12,026       $10,494
    1/31/93           $11,805          $12,331        $12,289       $10,545
    2/28/93           $11,933          $12,499        $12,544       $10,582
    3/31/93           $12,191          $12,763        $12,587       $10,619
    4/30/93           $12,299          $12,454        $12,684       $10,649
    5/31/93           $12,514          $12,786        $12,677       $10,664
    6/30/93           $12,697          $12,824        $12,965       $10,679
    7/31/93           $12,632          $12,772        $13,048       $10,679
    8/31/93           $13,044          $13,256        $13,348       $10,709
    9/30/93           $13,184          $13,154        $13,395       $10,731
   10/31/93           $13,424          $13,427        $13,450       $10,775
   11/30/93           $13,315          $13,299        $13,298       $10,783
   12/31/93           $13,686          $13,460        $13,356       $10,783
    1/31/94           $14,126          $13,918        $13,557       $10,812
    2/28/94           $14,016          $13,540        $13,261       $10,849
    3/31/94           $13,565          $12,950        $12,936       $10,886
    4/30/94           $13,609          $13,116        $12,829       $10,901
    5/31/94           $13,764          $13,331        $12,806       $10,909
    6/30/94           $13,597          $13,004        $12,776       $10,946
    7/31/94           $13,842          $13,431        $13,032       $10,975
    8/31/94           $14,221          $13,981        $13,037       $11,019
    9/30/94           $14,054          $13,640        $12,840       $11,049
   10/31/94           $14,121          $13,947        $12,826       $11,057
   11/30/94           $13,651          $13,440        $12,803       $11,071
   12/31/94           $13,752          $13,638        $12,888       $11,071
    1/31/95           $13,909          $13,992        $13,135       $11,115
    2/28/95           $14,382          $14,537        $13,440       $11,160
    3/31/95           $14,663          $14,966        $13,530       $11,197
    4/30/95           $14,731          $15,406        $13,718       $11,233
    5/31/95           $15,093          $16,022        $14,293       $11,256
    6/30/95           $15,353          $16,394        $14,407       $11,278
    7/31/95           $15,627          $16,939        $14,351       $11,278
    8/31/95           $15,718          $16,981        $14,535       $11,308
    9/30/95           $16,014          $17,697        $14,683       $11,330
   10/31/95           $15,968          $17,634        $14,899       $11,368
   11/30/95           $16,634          $18,408        $15,144       $11,360
   12/31/95           $16,749          $18,763        $15,367       $11,352
    1/31/96           $17,257          $19,401        $15,462       $11,419
    2/29/96           $17,419          $19,582        $15,135       $11,455
    3/31/96           $17,627          $19,769        $15,007       $11,515
    4/30/96           $17,952          $20,060        $14,904       $11,560
    5/31/96           $18,231          $20,578        $14,879       $11,582
    6/30/96           $18,313          $20,656        $15,078       $11,589
    7/31/96           $17,589          $19,743        $15,113       $11,611
    8/31/96           $18,032          $20,159        $15,076       $11,633
    9/30/96           $18,651          $21,294        $15,345       $11,670
   10/31/96           $18,910          $21,882        $15,702       $11,707
   11/30/96           $19,801          $23,536        $15,991       $11,730
   12/31/96           $19,665          $23,070        $15,814       $11,730
    1/31/97           $20,091          $24,512        $15,833       $11,767
    2/28/97           $19,972          $24,703        $15,866       $11,804
    3/31/97           $19,807          $23,688        $15,677       $11,833
    4/30/97           $20,068          $25,102        $15,906       $11,847
    5/31/97           $21,089          $26,631        $16,054       $11,840
    6/30/97           $21,588          $27,824        $16,246       $11,855
    7/31/97           $22,757          $30,039        $16,744       $11,869
    8/31/97           $22,137          $28,357        $16,556       $11,891
    9/30/97           $23,222          $29,911        $16,816       $11,921
   10/31/97           $22,456          $28,912        $17,085       $11,951
   11/30/97           $22,575          $30,250        $17,176       $11,944
   12/31/97           $22,662          $30,771        $17,356       $11,929
    1/31/98           $22,687          $31,112        $17,601       $11,952
    2/28/98           $23,589          $33,355        $17,565       $11,975
    3/31/98           $23,989          $35,063        $17,620       $11,997
    4/30/98           $24,115          $35,417        $17,708       $12,019
    5/31/98           $23,813          $34,808        $17,898       $12,041
    6/30/98           $24,128          $36,221        $18,080       $12,055
    7/31/98           $23,798          $35,834        $18,095       $12,070
    8/31/98           $21,692          $30,652        $18,447       $12,084
    9/30/98           $22,643          $32,617        $18,975       $12,099
   10/31/98           $23,739          $35,269        $18,840       $12,128
   11/30/98           $24,657          $37,406        $18,953       $12,128
   12/31/98           $25,730          $39,561        $19,001       $12,120


CLASS I (1/1/89-12/31/98)
[LINE GRAPH]
GRAPHIC MATERIAL (5)

The following line graph compares the performance of Franklin Asset Allocation Fund with the Standard and Poor's(R) 500 (S&P 500(R)) Index, the Lehman Brothers Government/Corporate (LB Gov't/Corp.) Bond Index, and the Consumer Price Index
(CPI) based on a $10,000 investment from 1/1/89 to 12/31/98. *Source: Standard and Poor's Micropal.


    1/1/89            $9,429           $10,000         $10,000        $10,000
    1/31/89           $9,890           $10,732         $10,133        $10,050
    2/28/89           $9,779           $10,465         $10,056        $10,091
    3/31/89           $9,945           $10,709         $10,109        $10,150
    4/30/89          $10,285           $11,264         $10,324        $10,216
    5/31/89          $10,513           $11,721         $10,578        $10,274
    6/30/89          $10,475           $11,654         $10,922        $10,299
    7/31/89          $11,008           $12,706         $11,150        $10,323
    8/31/89          $11,242           $12,955         $10,977        $10,340
    9/30/89          $11,125           $12,902         $11,025        $10,373
   10/31/89          $10,768           $12,603         $11,304        $10,423
   11/30/89          $10,909           $12,860         $11,406        $10,448
   12/31/89          $10,830           $13,168         $11,423        $10,464
    1/31/90          $10,183           $12,285         $11,266        $10,572
    2/28/90          $10,329           $12,443         $11,291        $10,622
    3/31/90          $10,558           $12,773         $11,292        $10,680
    4/30/90          $10,420           $12,455         $11,188        $10,697
    5/31/90          $11,043           $13,669         $11,513        $10,722
    6/30/90          $10,960           $13,578         $11,699        $10,780
    7/31/90          $10,761           $13,534         $11,844        $10,821
    8/31/90           $9,919           $12,311         $11,673        $10,920
    9/30/90           $9,366           $11,711         $11,770        $11,012
   10/31/90           $8,998           $11,661         $11,926        $11,078
   11/30/90           $9,569           $12,414         $12,186        $11,103
   12/31/90           $9,889           $12,761         $12,370        $11,103
    1/31/91          $10,570           $13,317         $12,509        $11,169
    2/28/91          $10,922           $14,269         $12,616        $11,186
    3/31/91          $11,110           $14,614         $12,703        $11,203
    4/30/91          $11,251           $14,650         $12,849        $11,220
    5/31/91          $11,754           $15,281         $12,910        $11,253
    6/30/91          $11,299           $14,581         $12,896        $11,286
    7/31/91          $11,541           $15,261         $13,058        $11,303
    8/31/91          $11,735           $15,622         $13,358        $11,336
    9/30/91          $11,735           $15,361         $13,638        $11,385
   10/31/91          $11,911           $15,567         $13,759        $11,403
   11/30/91          $11,418           $14,940         $13,897        $11,436
   12/31/91          $12,084           $16,649         $14,365        $11,444
    1/31/92          $12,381           $16,339         $14,152        $11,461
    2/29/92          $12,728           $16,550         $14,227        $11,502
    3/31/92          $12,653           $16,227         $14,149        $11,561
    4/30/92          $12,956           $16,704         $14,234        $11,577
    5/31/92          $12,906           $16,786         $14,510        $11,593
    6/30/92          $12,756           $16,536         $14,723        $11,635
    7/31/92          $13,007           $17,212         $15,100        $11,659
    8/31/92          $12,730           $16,860         $15,235        $11,692
    9/30/92          $13,032           $17,057         $15,442        $11,725
   10/31/92          $12,857           $17,115         $15,206        $11,766
   11/30/92          $13,338           $17,697         $15,192        $11,782
   12/31/92          $13,795           $17,914         $15,453        $11,774
    1/31/93          $14,102           $18,065         $15,790        $11,832
    2/28/93          $14,255           $18,311         $16,118        $11,873
    3/31/93          $14,563           $18,697         $16,173        $11,915
    4/30/93          $14,691           $18,244         $16,298        $11,948
    5/31/93          $14,948           $18,732         $16,290        $11,965
    6/30/93          $15,166           $18,786         $16,659        $11,981
    7/31/93          $15,090           $18,711         $16,766        $11,981
    8/31/93          $15,581           $19,420         $17,152        $12,015
    9/30/93          $15,750           $19,270         $17,212        $12,040
   10/31/93          $16,036           $19,669         $17,282        $12,090
   11/30/93          $15,905           $19,482         $17,087        $12,098
   12/31/93          $16,349           $19,718         $17,162        $12,098
    1/31/94          $16,874           $20,389         $17,420        $12,131
    2/28/94          $16,743           $19,836         $17,040        $12,172
    3/31/94          $16,204           $18,971         $16,622        $12,213
    4/30/94          $16,257           $19,214         $16,484        $12,230
    5/31/94          $16,442           $19,529         $16,455        $12,239
    6/30/94          $16,243           $19,051         $16,417        $12,281
    7/31/94          $16,535           $19,675         $16,745        $12,314
    8/31/94          $16,987           $20,482         $16,752        $12,363
    9/30/94          $16,788           $19,982         $16,499        $12,396
   10/31/94          $16,869           $20,432         $16,481        $12,405
   11/30/94          $16,307           $19,688         $16,451        $12,421
   12/31/94          $16,427           $19,980         $16,560        $12,421
    1/31/95          $16,615           $20,497         $16,878        $12,471
    2/28/95          $17,180           $21,297         $17,269        $12,521
    3/31/95          $17,516           $21,925         $17,385        $12,562
    4/30/95          $17,597           $22,569         $17,627        $12,603
    5/31/95          $18,030           $23,472         $18,365        $12,629
    6/30/95          $18,341           $24,017         $18,512        $12,654
    7/31/95          $18,667           $24,814         $18,440        $12,654
    8/31/95          $18,776           $24,876         $18,676        $12,687
    9/30/95          $19,130           $25,926         $18,866        $12,712
   10/31/95          $19,075           $25,833         $19,144        $12,754
   11/30/95          $19,870           $26,967         $19,460        $12,745
   12/31/95          $20,007           $27,487         $19,746        $12,736
    1/31/96          $20,615           $28,422         $19,868        $12,811
    2/29/96          $20,808           $28,686         $19,447        $12,852
    3/31/96          $21,056           $28,961         $19,284        $12,919
    4/30/96          $21,445           $29,387         $19,150        $12,970
    5/31/96          $21,778           $30,145         $19,118        $12,994
    6/30/96          $21,876           $30,260         $19,374        $13,002
    7/31/96          $21,011           $28,922         $19,419        $13,027
    8/31/96          $21,541           $29,533         $19,372        $13,052
    9/30/96          $22,280           $31,195         $19,717        $13,093
   10/31/96          $22,588           $32,056         $20,176        $13,135
   11/30/96          $23,653           $34,480         $20,548        $13,160
   12/31/96          $23,491           $33,797         $20,319        $13,160
    1/31/97          $23,999           $35,909         $20,344        $13,202
    2/28/97          $23,858           $36,189         $20,387        $13,243
    3/31/97          $23,660           $34,702         $20,144        $13,276
    4/30/97          $23,973           $36,774         $20,438        $13,292
    5/31/97          $25,192           $39,013         $20,628        $13,284
    6/30/97          $25,788           $40,761         $20,876        $13,300
    7/31/97          $27,184           $44,006         $21,514        $13,316
    8/31/97          $26,444           $41,541         $21,273        $13,342
    9/30/97          $27,740           $43,818         $21,607        $13,375
   10/31/97          $26,825           $42,354         $21,953        $13,408
   11/30/97          $26,968           $44,315         $22,070        $13,400
   12/31/97          $27,071           $45,077         $22,301        $13,384
    1/31/98          $27,101           $45,578         $22,616        $13,410
    2/28/98          $28,178           $48,864         $22,571        $13,435
    3/31/98          $28,657           $51,366         $22,640        $13,461
    4/30/98          $28,807           $51,885         $22,754        $13,485
    5/31/98          $28,446           $50,992         $22,997        $13,509
    6/30/98          $28,822           $53,063         $23,232        $13,525
    7/31/98          $28,428           $52,495         $23,250        $13,542
    8/31/98          $25,913           $44,904         $23,704        $13,558
    9/30/98          $27,048           $47,782         $24,382        $13,574
   10/31/98          $28,358           $51,667         $24,208        $13,607
   11/30/98          $29,454           $54,798         $24,354        $13,607
   12/31/98          $30,736           $57,954         $24,415        $13,598



(*)Source: Standard and Poor's Micropal.

Past performance is not predictive of future results.

FRANKLIN ASSET ALLOCATION FUND
Financial Highlights

                                                                                  YEAR ENDED DECEMBER 31,
                                                             -------------------------------------------------------------------
                                                             1998              1997         1996          1995              1994
                                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year . . . . . . . . . .       $9.05             $8.32         $7.25         $6.11            $6.22
                                                             -----             -----         -----         -----            -----
Income from investment operations:
 Net investment income . . . . . . . . . . . . . . . ..        .18               .15           .14           .18              .14
 Net realized and unrealized gains (losses) . . . . . .       1.03              1.10          1.11          1.14             (.11)
                                                             -----             -----         -----         -----            -----
Total from investment operations  . . . . . . . . . . .       1.21              1.25          1.25          1.32              .03
                                                             -----             -----         -----         -----            -----
Less distributions from:
 Net investment income . . . . . . . . . . . . . . . .        (.19)             (.15)         (.15)         (.18)            (.14)
 Net realized gains . . . . . . . . . . . . . . . . . .       (.11)             (.37)         (.03)           --               --
                                                             -----             -----         -----         -----            -----
Total distributions . . . . . . . . . . . . . . . . . .       (.30)             (.52)         (.18)         (.18)            (.14)
                                                             -----             -----         -----         -----            -----
Net asset value, end of year . . . . . . . . . . . . .       $9.96             $9.05         $8.32         $7.25            $6.11
                                                             =====             =====         =====         =====            =====

Total return* . . . . . . . . . . . . . . . . . . . . .      13.54%            15.24%        17.41%        21.79%             .46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) . . . . . . . . . . ..    $108,268           $89,630       $56,867       $39,319          $25,631
Ratios to average net assets:
 Expenses . . . . . . . . . . . . . . . . . . . . . . .       1.13%             1.12%         1.21%         1.17%            1.27%
 Net investment income . . . . . . . . . . . . . . . ..       1.91%             1.73%         1.86%         2.86%            2.29%
Portfolio turnover rate . . . . . . . . . . . . . . . .      54.28%            54.57%        60.11%        62.01%           45.18%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.




                       See notes to financial statements.                     7

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31,1998

                                                                 COUNTRY             SHARES        VALUE
--------------------------------------------------------------------------------------------------------
 Common Stocks 65.5%
 Consumer Non-Durables 5.0%
 Estee Lauder Cos., A . . . . . . . . . . . . . . . . . . .  United States          15,000   $  1,282,500
 Nestle, SA  . . .  . . . . . . . . . . . . . . . . . . . .    Switzerland              480      1,044,922
 Philip Morris Cos. Inc. .  . . . . . . . . . . . . . . . .   United States          40,000      2,140,000
 The Procter & Gamble Co. . . . . . . . . . . . . . . . . .   United States          10,000        913,125
                                                                                              ------------
                                                                                                 5,380,547
                                                                                              ------------
 Consumer Services 3.1%
(a)Clear Channel Communications Inc. . . . . . . . . . . . .  United States          10,000        545,000
 Hilton Hotels Corp. . . . . . . . . . . . . . . . . . . . .  United States          20,000        382,500
 The Time Warner Inc. . . . . . . . . . . . . . . . . . . .   United States          40,000      2,482,500
                                                                                              ------------
                                                                                                 3,410,000
                                                                                              ------------
 Electronic Technology 12.9%
(a)Altera Corp. . . . . . . . . . . . . . . . . . . . . .  .   United States          20,000     1,217,500
 Compaq Computer Corp.* . . . . . . . . . . . . . . . . .  .   United States          20,000       838,750
(a)Equant NV, N.Y. shs. . . . . . . . . . . . . . . . . .  .    Netherlands           30,200     2,047,938
 First Data Corp.  . . . . . . . . . . . . . . . . . . . . .   United States          30,000       950,625
 Hewlett-Packard Co. . . . . . . . . . . . . . . . . . . . .   United States          15,000     1,024,688
 Hitachi Ltd. . . . . . . . . . . . . . . . . . . . . . .  .      Japan              210,000     1,303,191
 Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . .   United States           5,000       592,813
 Linear Technology Corp.* . . . . . . . . . . . . . . . .  .   United States          15,000     1,343,438
 NEC Corp. . . . . . . . . . . . . . . . . . . . . . . . . .     Japan               150,000     1,382,979
(a)Seagate Technology Inc.  . . . . . . . . . . . . . . .  .   United States          25,000       756,250
 Symbol Technologies Inc.* . . . . . . . . . . . . . . . . .   United States          33,150     2,119,528
(a)Waters Corp. . . . . . . . . . . . . . . . . . . . . .  .   United States           5,000       436,250
                                                                                              ------------
                                                                                                14,013,950
                                                                                              ------------
 Energy Minerals 2.7%
 Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . .   United States          15,000     1,244,063
 Exxon Corp. . . . . . . . . . . . . . . . . . . . . . . . .   United States          10,000       731,250
 Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . .   United States          20,000       922,500
                                                                                              ------------
                                                                                                 2,897,813
                                                                                              ------------
 Finance 8.3%
 American International Group Inc. . . . . . . . . . . . . .   United States          17,500     1,690,938
 BankAmerica Corp. . . . . . . . . . . . . . . . . . . . . .   United States          30,000     1,803,750
 Fannie Mae . . . . . . . . . . . . . . . . . . . . . . .  .   United States          20,000     1,480,000
 Hartford Life Inc., A . . .  . . . . . . . . . . . . . .  .   United States          15,000       873,750
 Marsh & McLennan Cos. Inc. .. . . . . . . . . . . . . . . .   United States          20,000     1,168,750
 Merrill Lynch & Co. Inc. .  . . . . . . . . . . . . . . . .   United States          10,000       667,500
(a)Security Capital Group Inc., B . . .. . . . . . . . . . .   United States          10,000       135,625
 UNUM Corp.  . . . . . . . . . . . . . . . . . . . . . . . .   United States          20,000     1,167,500
                                                                                              ------------
                                                                                                 8,987,813
                                                                                              ------------

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                  COUNTRY            SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
 Common Stocks (cont.)
 Health Services 2.3%
 IMS Health Inc. . . . . . . . . . . . . . . . . . . . . . .  United States          25,000       $ 1,885,938
 McKesson Corp. . . . . . . . . . . . . . . . . . . . . . .   United States           7,500           592,969
                                                                                                  -----------
                                                                                                    2,478,907
                                                                                                  -----------
 Health Technology 5.8%
 Abbott Laboratories  . . . . . . . . . . . . . . . . . . .   United States          35,000         1,715,000
 Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . .   United States           5,000           669,063
(a)Genzyme Corp., General Division*  . .  . . . . . . . . .   United States          35,000         1,741,250
 Novartis, AG . .  . . . . . . . . . . . . . . . . . .  . .    Switzerland              550         1,081,179
 Roche Holding, AG . . .  . . . . . . . . . . . . . . . . .    Switzerland               90         1,098,216
                                                                                                  -----------
                                                                                                    6,304,708
                                                                                                  -----------
 Non-Energy Minerals .6%
 Rio Tinto PLC, ADR . . .. . . . . . . . . . . . . . . . .    United Kingdom         15,000           679,688
                                                                                                  -----------
 Process Industries 1.7%
 Bowater Inc. . . . . . . . . . . . . . . . . . . . . . . .   United States          20,000           828,750
 E.I. du Pont de Nemours and Co. .. . . . . . . . . . . . .   United States          12,500           663,281
(a)Owens-Illinois Inc. . . . . . . . . . . . . . . . . .  .   United States          10,000           306,250
                                                                                                  -----------
                                                                                                    1,798,281
                                                                                                  -----------
 Producer Manufacturing 2.7%
 Emerson Electric Co. . . . . . . . . . . . . . . . . . . .   United States          25,000         1,512,500
 Mitsubishi Electric Corp. . . . . . . . . . . . . . . .  .     Japan               440,000         1,384,752
                                                                                                  -----------
                                                                                                    2,897,252
                                                                                                  -----------
 Real Estate 1.7%
 Glenborough Realty Trust Inc. . . . . . . . . . . . . . ..   United States          20,000           407,500
 Simon Property Group Inc. . . . . . . . . . . . . . . . ..   United States          30,000           855,000
 Starwood Hotels & Resorts . . . . . . . . . . . . . . . ..   United States          27,500           623,906
                                                                                                  -----------
                                                                                                    1,886,406
                                                                                                  -----------
 Retail Trade 4.6%
(a)Costco Cos. Inc. . .. . . . . . . . . . . . . . . . . ..   United States          15,000         1,082,813
 Dayton Hudson Corp. . . . . . . . . . . . . . . . . . . ..   United States          30,000         1,627,500
 Family Dollar Stores Inc.  . . . . . . . . . . . . . . . .   United States          30,000           660,000
 Wal-Mart Stores Inc. . . . . . . . . . . . . . . . . . . .   United States          20,000         1,628,750
                                                                                                  -----------
                                                                                                    4,999,063
                                                                                                  -----------
 Telecommunications 8.3%
(a)Ascend Communications Inc. . . . . . . . . . . . . . . .   United States          20,000         1,315,000
(a)Cisco Systems Inc. . . . . . . . . . . . . . . . . . . .   United States          22,500         2,088,281
(a)Loral Space & Communications Ltd. . . . . . . . . . . ..   United States          40,000           712,500
 Motorola Inc. . . . . . . . . . . . . . . . . . . . . . ..   United States          30,000         1,831,875
 Portugal Telecom, SA . . .  . . . . . . . . . . . . . . ..     Portugal             20,300           930,748
(a)Swisscom, AG . . .  . . . . . . . . . . . . . . . . . ..   Switzerland            4,900          2,051,329
                                                                                                  -----------
                                                                                                    8,929,733
                                                                                                  -----------

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31,1998 (CONT.)

                                                                                  COUNTRY                SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 UTILITIES 5.8%
 Cinergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       United States            40,000       $  1,375,000
 Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       United States            15,000            960,938
 Enron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       United States            30,000          1,711,875
 Montana Power Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       United States            18,700          1,057,719
 Southern Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        United States            40,000          1,162,500
                                                                                                                       ------------
                                                                                                                          6,268,032
                                                                                                                       ------------
 TOTAL COMMON STOCKS (COST $50,407,375) . . . . . . . . . . . . . . . . .                                                70,932,193
                                                                                                                       ------------
 CONVERTIBLE PREFERRED STOCKS 1.7%
 MediaOne Group Inc., 6.25%, cvt. pfd.  . . . . . . . . . . . . . . . . .        United States            16,900          1,123,850
 Ingersoll Rand Co., 6.75%, cvt. pfd., PRIDES . . . . . . . . . . . . . .        United States            30,000            712,500
                                                                                                                       ------------
 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,667,383) . . . . . . . . . .                                                 1,836,350
                                                                                                                       ------------


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT**
                                                                                                       ----------
 BONDS .6%
 Georgia Pacific Corp., 9.125%, 7/01/22  . . . . . . . . . . . . . . . . .       United States        $  100,000            103,873
 Dayton Hudson Corp., 8.60%, 1/15/12 . . . . . . . . . . . . . . . . . . .       United States           250,000            310,265
 Pan-American Beverage Inc., senior note, 8.125%, 4/01/03  . . . . . . . .         Mexico                250,000            250,170
                                                                                                                         ----------
 TOTAL BONDS (COST $596,005) . . . . . . . . . . . . . . . . . . . . . . .                                                  664,308
                                                                                                                         ----------
 CONVERTIBLE BONDS 1.1%
 Rite Aid Corp., cvt. sub. note, 144A, 5.25%, 9/15/02 (COST $800,000). . .       United States           800,000          1,183,000
                                                                                                                         ----------
 U.S.GOVERNMENT AGENCY SECURITIES 1.0%
 Freddie Mac, 5.75%, 4/15/08 (COST $990,155) . . . . . . . . . . . . . . .       United States         1,000,000          1,029,502
                                                                                                                         ----------
 U.S. GOVERNMENT SECURITIES 15.2%
 U.S. Treasury Bond, 8.00%, 11/15/21 . . . . . . . . . . . . . . . . . . .       United States           250,000            335,000
 U.S. Treasury Bond, 6.25%, 8/15/23  . . . . . . . . . . . . . . . . . . .       United States         1,900,000          2,126,220
 U.S. Treasury Bond, 6.875%, 8/15/25 . . . . . . . . . . . . . . . . . . .       United States         1,000,000          1,213,438
 U.S. Treasury Bond, 6.00%, 2/15/26  . . . . . . . . . . . . . . . . . . .       United States         3,000,000          3,274,689
 U.S. Treasury Note, 6.50%, 4/30/99  . . . . . . . . . . . . . . . . . . .       United States         1,000,000          1,006,250
 U.S. Treasury Note, 5.50%, 1/31/03  . . . . . . . . . . . . . . . . . . .       United States         2,000,000          2,058,750
 U.S. Treasury Note, 7.25%, 5/15/04  . . . . . . . . . . . . . . . . . . .       United States         1,300,000          1,457,219
 U.S. Treasury Note, 5.875%, 11/15/05  . . . . . . . . . . . . . . . . . .       United States         2,000,000          2,134,376
 U.S. Treasury Note, 6.125%, 8/15/07 . . . . . . . . . . . . . . . . . . .       United States         1,700,000          1,858,312
 U.S. Treasury Note, Inflation-Indexed, 3.375%, 1/15/07  . . . . . . . . .       United States         1,035,040            997,843
                                                                                                                         ----------
 TOTAL U.S.GOVERNMENT SECURITIES (COST $15,214,540)  . . . . . . . . . . .                                               16,462,097
                                                                                                                         ----------
 TOTAL LONG TERM INVESTMENTS (COST $69,675,458)  . . . . . . . . . . . . .                                               92,107,450
                                                                                                                         ----------
 SHORT TERM INVESTMENTS 2.8%
 COMMERCIAL PAPER .9%
 General Electric Capital Corp., 5/11/99 (Cost $982,232) . . . . . . . . .       United States         1,000,000            981,987
                                                                                                                         ----------

FRANKLIN ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, DECEMBER 31,1998 (cont.)

                                                                                                            PRINCIPAL
                                                                                              COUNTRY       AMOUNT(**)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (CONT.)
 CERTIFICATES OF DEPOSIT 1.9%
 Rabobank Nederland NV, 5.64%, 7/30/99  . . . . . . . . . . . . . . . . . . . . . . . . .   Netherlands    $1,000,000   $ 1,003,073
 UBS AG, 4.94%, 6/01/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Switzerland     1,000,000       999,754
                                                                                                                        -----------
 TOTAL CERTIFICATES OF DEPOSIT (COST $2,004,135)  . . . . . . . . . . . . . . . . . . . .                                 2,002,827
                                                                                                                        -----------
 TOTAL SHORT TERM INVESTMENTS (COST $2,986,367)   . . . . . . . . . . . . . . . . . . . .                                 2,984,814
                                                                                                                        -----------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $72,661,825) . . . . . . . . . . . .                                95,092,264
                                                                                                                        -----------
(b)REPURCHASE AGREEMENT 13.7%
  Joint Repurchase Agreement, 4.681%, 1/04/99, (Maturity Value $14,859,843)
    (COST $14,852,118)                                                                      United States  14,852,118    14,852,118
  Barclays Capital Inc. (Maturity Value $754,583)
  Bear,Stearns & Co. Inc. (Maturity Value $195,704)
  Chase Securities Inc. (Maturity Value $1,537,251)
  CIBC Oppenheimer Corp. (Maturity Value $1,537,251)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $1,537,251)
  Dresdner Kleinwort Benson, North America LLC (Maturity Value $1,537,251)
  Goldman, Sachs & Co. (Maturity Value $419,196)
  Greenwich Capital Markets Inc. (Maturity Value $1,537,251)
  Lehman Brothers Inc. (Maturity Value $279,365)
  NationsBanc Montgomery Securities LLC (Maturity Value $1,537,251)
  Paine Webber Inc. (Maturity Value $838,244)
  Paribas Corp. (Maturity Value $1,537,251)
  Warburg Dillon Read LLC (Maturity Value $1,611,994)
    Collateralized by U.S. Treasury Bills & Notes
                                                                                                                        -----------
TOTAL INVESTMENTS (COST $87,513,943) 101.6% . . . . . . . . . . . . . . . . . . . . . . . . .                           109,944,382
                                                                                                                        -----------
 OPEN CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $161,759) (.4%) . . . . . . . . . . . . . . . . .                            (413,075)
 OTHER ASSETS, LESS LIABILITIES (1.2%). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          (1,263,421)
                                                                                                                         ----------

 NET ASSETS 100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $108,267,886
                                                                                                                        -----------

                                                                      EXPIRATION      STRIKE      SHARES
                                                                        DATE          PRICE      OPTIONED     VALUE
--------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
 Compaq Computer Corp. . . . . . . . . . . . . . . . . . . . . . .   January 99       32 1/2     10,000     $ 95,625
 Compaq Computer Corp. . . . . . . . . . . . . . . . . . . . . . .   January 99       35          1,200        8,700
 Symbol Technologies Inc. . . . . . . . . . . . . . . . . . . . .    January 99       50         10,000      143,750
 Linear Technology Corp. . . . . . . . . . . . . . . . . . . . . .   February 99      70          5,000      104,375
 Genzyme Corp., General Division . . . . . . . . . . . . . . . . .   April 99         50         10,000       60,625
                                                                                                            --------
 TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $161,759)  . . .  .                                          $413,075
                                                                                                            --------


* Portion of the security is segregated as collateral for call options written.
**  Securities traded in U.S. dollar unless otherwise indicated.
(a) Non-income producing.
(b) See Note 1(c) regarding joint repurchase agreement.


                      See notes to financial statements.                     11

FRANKLIN ASSET ALLOCATION FUND
Financial Statements

Statement of Assets and Liabilities
December 31,1998

Assets:
 Investments in securities, at value (cost $72,661,825)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 95,092,264
 Repurchase agreement, at value and cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,852,118
 Receivables:
  Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,797
  Capital shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        174,549
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        407,505
                                                                                                                     ------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    110,627,233
                                                                                                                     ------------

Liabilities:
 Payables:
  Investment securities purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,490,163
  Capital shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        217,389
  Affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        112,959
  Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,067
 Options written, at value (premiums received $161,759)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        413,075
 Other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,694
                                                                                                                     ------------
      Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,359,347
                                                                                                                     ------------
       Net assets, at value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $108,267,886
                                                                                                                     ============

Net assets consist of:
 Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     35,773
 Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,179,123
 Accumulated net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        357,292
 Capital shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     85,695,698
                                                                                                                     ------------
      Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $108,267,886
                                                                                                                     ============

Net asset value per share ($108,267,886 / 10,866,825 shares outstanding)* . . . . . . . . . . . . . . . . . . . .           $9.96
                                                                                                                     ============
Maximum offering price per share ($9.96 / 94.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $10.57
                                                                                                                     ============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




12                     See notes to financial statements.

FRANKLIN ASSET ALLOCATION FUND
FINANCIAL STATEMENTS (CONTINUED)

Statement of Operations
for the year ended December 31,1998

Investment income:
(net of foreign taxes of $14,614)
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,005,016
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,024,036
                                                                                                    -----------
      Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,029,052
                                                                                                    -----------
Expenses:
 Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       623,263
 Distribution fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       240,332
 Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       150,896
 Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,535
 Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,098
 Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        25,462
 Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,349
 Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,550
 Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,050
                                                                                                    -----------
      Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,123,535
                                                                                                    -----------
       Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,905,517
                                                                                                    -----------

Realized and unrealized gains:
 Net realized gain from:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       964,974
  Transactions in written options which expired or were closed (Note 5) . . . . . . . . . . . . .       166,050
  Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        35,703
                                                                                                    -----------
      Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,166,727
 Net unrealized appreciation on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .     9,935,854
                                                                                                    -----------
Net realized and unrealized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,102,581
                                                                                                    -----------
Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . .    $13,008,098
                                                                                                    -----------



                      See notes to financial statements.                     13

FRANKLIN ASSET ALLOCATION FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended December 31, 1998 and 1997

                                                                                                         1998               1997
                                                                                                         -----------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,905,517          $ 1,279,285
  Net realized gain from investments, options and foreign currency transactions  . . . . . . .       1,166,727            3,485,295
  Net unrealized appreciation on investments . . . . . . . . . . . . . . . . . . . . . . . . .       9,935,854            4,935,333
                                                                                                  ---------------------------------
      Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . .      13,008,098            9,699,913
 Distributions to shareholders from:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,984,332)         (1,226,791)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,213,212)         (3,456,153)
                                                                                                  ---------------------------------
 Total distributions to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,197,544)         (4,682,944)
 Capital share transactions (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,827,148          27,745,965
                                                                                                  ---------------------------------
      Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,637,702          32,762,934

Net assets:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       89,630,184          56,867,250
                                                                                                  ---------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $108,267,886         $89,630,184
                                                                                                  =================================
Undistributed net investment income included in net assets:
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    35,773          $   79,306
                                                                                                  ---------------------------------



14                     See notes to financial statements.

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Asset Allocation Fund (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one fund (the Fund). The investment objective of the Fund is total return. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements had been entered into on that date.

d. OPTIONS:

In order to produce incremental income or protect against changes in the value of the underlying securities, the Fund may buy and sell put and call options, and write put and covered call options.

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. OPTIONS:(CONT.)

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. When an option is exercised, the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. The Fund also has the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Premiums received by the Fund upon writing put or covered call options are recorded as an asset and an equivalent liability which is subsequently adjusted daily to equal the current market value of the option written. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. All collateral covering written options are held in a segregated account by the custodian bank.

e. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

f. Security Transactions,Investment Income,Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                                                       YEAR ENDED DECEMBER 31,
                                                                      -------------------------------------------------------
                                                                                1998                             1997
                                                                      -------------------------------------------------------
                                                                        SHARES        AMOUNT             SHARES        AMOUNT
                                                                      -------------------------------------------------------
Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,374,604     $40,768,517        3,999,853    $ 36,150,348
Shares issued in reinvestment of distributions  . . . . . . . .  .      301,346       2,874,984          460,518       4,097,788
Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . .   (3,711,329)    (34,816,353)      (1,392,075)    (12,502,171)
                                                                     ----------    ------------       ----------    ------------
Net increase   . . . . . . . . . . . . . . . . . . . . . . . . . .      964,621    $  8,827,148        3,068,296    $ 27,745,965
                                                                     ----------    ------------       ----------    ------------

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED FEE RATE     MONTH-END NET ASSETS
       -------------------     --------------------
       .625%                   First $100 million
       .500%                   Over $100 million,up to and including $250
                                 million
       .450%                   In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $17,275 and $1,362, respectively.

The Fund paid transfer agent fees of $150,896, of which $116,306 was paid to Investor Services.

4. INCOME TAXES

At December 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $87,549,551 was as follows:

       Unrealized appreciation . . . . . . . .    $23,999,883
       Unrealized depreciation. . . . . . . .      (1,605,052)
                                                  -----------
       Net unrealized appreciation. . . . . .     $22,394,831
                                                  ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

FRANKLIN ASSET ALLOCATION FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 aggregated $54,630,774 and $45,325,111, respectively.

Transactions in call and put options written during the year ended December 31, 1998 were as follows:

                                                     NUMBER OF     PREMIUMS
                                                     CONTRACTS      RECEIVED
                                                     -----------------------
       Options outstanding at December 31,1997  . .      400       $  173,794
       Options written  . . . . . . . . . . . . . .    2,988        1,077,810
       Options expired  . . . . . . . . . . . . . .     (401)        (147,319)
       Options exercised   . . . . . . . . . . . ..   (1,202)        (390,646)
       Options closed   . . . . . . . . . . . . . .   (1,423)        (551,880)
                                                      -----------------------
       Options outstanding at December 31,1998 . ..      362       $  161,759
                                                      -----------------------

FRANKLIN ASSET ALLOCATION FUND
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FRANKLIN ASSET ALLOCATION FUND:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Asset Allocation Fund (the
Fund) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
February 4, 1999

FRANKLIN ASSET ALLOCATION FUND
Tax Information

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,127,781 as a capital gain dividend for the fiscal year ended December 31, 1998.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 35.38% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.